Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	(a) Includes the additional shares of our Class A common stock that the underwriters have the option to purchase. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended.